LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2019
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
9.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2019	2018
Entertainment production costs	$76,795	$76,379
Less: accumulated amortization	(72,230)	(65,027)

Entertainment production costs, net	4,565	11,352
Other long-term prepayments and other assets	53,585	30,504
Deferred rent assets	37,835	46,864
Advance payments for construction costs	32,911	—
Other deposits	16,709	14,976
Deposits for acquisition of property and equipment	13,642	51,580
Input value-added tax, net	12,469	20,097
Deferred financing costs, net	885	11,330
Long-term receivables, net	3,877	5

Long-term prepayments, deposits and other assets	$176,478	$186,708

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Company amortized the entertainment production costs over 10 years or the respective estimated useful live of the entertainment show, whichever is shorter.
Input value-added tax, net represents the value-added tax expected to be recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. Certain input value-added tax incurred on purchase of assets of $8,648 was considered non-refundable which was recognized as property and equipment for the year ended December 31, 2019. During the years ended December 31, 2019, 2018 and 2017, provisions for input value-added tax expected to be non-recoverable

amounting to
$3,733, $4,095 and $2,813, respectively,
were recognized in the accompanying consolidated statements of operations.
Long-term receivables, net represent casino receivables from casino customers where settlements are not expected within the next year. During the year ended December 31, 2019, net amount of long-term receivables of $3,215 was reclassified from current accounts receivable to non-current accounts receivable; and net amount of allowances for doubtful debts of
$662
was reclassified from non-current allowances for doubtful debts to current allowances for doubtful debts. During the year ended December 31, 2018, net amount of long-term receivables of
$1,633
was reclassified to current accounts receivable; and net amount of allowances for doubtful debts of
$2,062
was reclassified from current allowances for doubtful debts to non-current

allowances for doubtful debts. During the year ended December 31, 2017, net amount of long-term receivables of
$8,771
and net amount of allowances for doubtful debts of
$6,940,
was reclassified to current accounts receivable and allowances for doubtful debts. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.